Document and Entity Information	Jul. 17, 2020
Cover [Abstract]
Entity Central Index Key	0001590895
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 17, 2020
Entity Registrant Name	Caesars Entertainment, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36629
Entity Tax Identification Number	46-3657681
Entity Address, Address Line One	100 West Liberty Street
Entity Address, Address Line Two	Suite 1150
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	775
Local Phone Number	328-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	CZR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On July 21, 2020, Caesars Entertainment, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to report the completion of the merger in which a wholly-owned subsidiary of the Company merged with and into Caesars Entertainment Corporation (“Former Caesars”) with Former Caesars surviving as a wholly-owned subsidiary of the Company (the “Merger”). On August 10, 2020 the Company filed on Form 8-K/A an amendment to the Original 8-K to supplement the information contained in Item 4.01 of the Original 8-K. The Company is filing this second amendment on Form 8-K/A to amend its Original 8-K to include the financial information required by Item 9.01(b) of Form 8-K that was not included in the Original 8-K. All other Items, other than Item 9.01(b) of the Original 8-K are unaffected by this amendment and such items have not been included herein.